Average Annual Total Returns		12 Months Ended	30 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.24%	1.30%
FT Vest International Equity Moderate Buffer ETF - June
Prospectus [Line Items]
Average Annual Return, Percent		15.04%	2.56%
Performance Inception Date	Jun. 18, 2021
FT Vest International Equity Moderate Buffer ETF - June | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.04%	2.56%
FT Vest International Equity Moderate Buffer ETF - June | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.90%	1.96%